Intangible assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets Including Goodwill [Abstract]
Schedule of changes in intangible assets
Intangible assets as of December 31, 2025 and 2024, are as follows (in thousands):

	December 31, 2025
	Acquisition cost	Accumulated depreciation	Accumulated impairment	Net book value
Goodwill	$689,563	$—	$(262,904)	$426,659
Trademarks	51,164	(709)	(15,000)	35,455
Customer relationships	84,881	(80,352)	—	4,529
Purchased technology	53,186	(47,105)	—	6,081
Development costs	9,486	(9,486)	—	—
Software	7,088	(3,603)	—	3,485
Gaming License	34,542	(4,226)	—	30,316
Total	$929,910	$(145,481)	$(277,904)	$506,525

	December 31, 2024
	Acquisition cost	Accumulated depreciation	Accumulated impairment	Net book value
Goodwill	$650,697	$—	$(254,893)	$395,804
Trademarks	50,012	(3)	(15,000)	35,009
Customer relationships	83,749	(77,552)	—	6,197
Purchased technology	52,297	(46,225)	—	6,072
Development costs	9,486	(9,486)	—	—
Software	465	(437)	—	28
Gaming License	2,469	(2,109)	—	360
Total	$849,175	$(135,812)	$(269,893)	$443,470
Changes in the net book value of intangible assets for the years ended December 31, 2025, 2024, and 2023 are as follows (in thousands):

	December 31, 2025
	Goodwill	Trademarks	Customer relationships	Purchased technology	Software	Gaming License	Total
Beginning balance	$395,804	$35,009	$6,197	$6,072	$28	$360	443,470
Acquisition	—	—	—	—	102	—	102
Acquisition in business combination	36,674	500	—	—	3,900	31,805	72,879
Impairment	(8,011)	—	—	—	—	—	(8,011)
Amortization	—	(58)	(2,373)	(746)	(565)	(2,080)	(5,822)
Translation differences	2,192	4	705	755	20	231	3,907
Ending balance	$426,659	$35,455	$4,529	$6,081	$3,485	$30,316	$506,525

	December 31, 2024
	Goodwill	Trademarks	Customer relationships	Purchased technology	Software	Gaming License	Total
Beginning balance	$396,704	$35,000	$8,885	$7,162	$44	$480	$448,275
Acquisition	—	12	—	—	4	—	16
Acquisition in business combination	—	—	—	—	—	—	—
Amortization	—	(3)	(2,272)	(714)	(16)	(97)	(3,102)
Translation differences	(900)	—	(416)	(376)	(4)	(23)	(1,719)
Ending balance	$395,804	$35,009	$6,197	$6,072	$28	$360	$443,470

	December 31, 2023
	Goodwill	Trademarks	Customer relationships	Purchased technology	Software	Gaming License	Total
Beginning balance	$379,072	$35,000	$—	$—	$51	$—	$414,123
Acquisition	—	—	—	—	11	—	11
Acquisition in business combination	16,933	—	8,893	6,987	—	476	33,289
Amortization	—	—	(380)	(120)	(17)	(16)	(533)
Translation differences	699	—	372	295	(1)	20	1,385
Ending balance	$396,704	$35,000	$8,885	$7,162	$44	$480	$448,275

Schedule of goodwill and indefinite-lived intangibles	In addition, the following table shows goodwill and indefinite-lived trademarks allocated to each CGU.

	Year ended December 31,
	2025	2024
DoubleDown Interactive Co., Ltd.
Goodwill	$379,072	$379,072
Indefinite-lived trademarks	35,000	35,000
SuprNation
Goodwill	10,676	16,732
WHOW Games
Goodwill	36,911	—

Schedule of weighted average cost of capital rates	The following table summarizes the reporting period’s WACC discount rate and perpetual growth rate.

	Pre-tax WACC discount rate	After-tax WACC discount rate	Perpetual growth rate
FY 2025
DoubleDown Interactive CGU	11.5%	11.1%	1.0%
SuprNation CGU	17.2%	16.3%	1.0%

Schedule of sensitivity analysis on the effect of changes in discount rate
The following table presents the sensitivity analysis on the effect of changes in the discount rate as follows (in thousands):

	Year ended December 31, 2025
	+0.5% point	-0.5% point
DoubleDown Interactive CGU	$(42,170)	$46,530
SuprNation CGU	(542)	579
The following table presents the sensitivity analysis on the effect of changes in the perpetual growth rate as follows (in thousands):

	Year ended December 31, 2024
	+0.5% point	-0.5% point
DoubleDown Interactive CGU	$(33,043)	$36,153
SuprNation CGU	(1,176)	1,260